Accounts Receivable, Net (Details) - Schedule of Allowance for Credit Losses - USD ($)		6 Months Ended	12 Months Ended
		Mar. 31, 2024	Sep. 30, 2023
Schedule of Allowance for Credit Losses [Abstract]
Beginning balance		$ 125,448	$ 114,486
Additions (reductions)		(87,627)	119,021
Less: write-off	[1]		(104,735)
Foreign currency translation adjustments		1,722	(3,324)
Ending balance		$ 39,543	$ 125,448

[1]	The Company wrote off the delinquent account balances against the allowance for credit losses after management has determined that the likelihood of collection is not probable.